Deferred consideration (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Nov. 18, 2013
Cash Released from Non-Interest Bearing Escrow Account upon Repayment of Amounts Owing under Deferred Consideration Liability	$ 1,000
Correvio LLC [Member]
Business Combination Equity Interests Issued Percentage		19.90%
Business Combination, Contingent Consideration, Liability, Total		$ 12,000
Business Acquisition Percentage of Product Sales		10.00%
Business Acquisition Percentage Of Interest Accrued		10.00%